Financial Instruments and Financial Risk Management (Details) - Schedule of level 3 financial assets roll-forward - Level 3 of fair value hierarchy [member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Financial Instruments and Financial Risk Management (Details) - Schedule of level 3 financial assets roll-forward [Line Items]
Balance
Initial recognition of financial asset	3,524
Changes in fair value recognized within profit or loss	92
Balance	3,616
Linkury’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of level 3 financial assets roll-forward [Line Items]
Balance
Initial recognition of financial asset	2,501
Changes in fair value recognized within profit or loss	136
Balance	2,637
Algomizer Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of level 3 financial assets roll-forward [Line Items]
Balance
Initial recognition of financial asset	162
Changes in fair value recognized within profit or loss	(91)
Balance	71
Reverse earn-out [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of level 3 financial assets roll-forward [Line Items]
Balance
Initial recognition of financial asset	13
Changes in fair value recognized within profit or loss	(13)
Balance
Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of level 3 financial assets roll-forward [Line Items]
Balance
Initial recognition of financial asset	617
Changes in fair value recognized within profit or loss	2
Balance	619
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of level 3 financial assets roll-forward [Line Items]
Balance
Initial recognition of financial asset	231
Changes in fair value recognized within profit or loss	58
Balance	$ 289